April 12, 2010

VIA EDGAR

Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form N-2 for Interests of
SCS Hedged Opportunities Fund, LLC (the “Fund”); File No. 811-22404

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Fund pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”) and Rule 8b-11 thereunder, (2) General Instruction C to Form N-2 and (3) Regulation S-T is the Fund’s registration statement on Form N-2 (the “Registration Statement”) relating to the Fund, including the Fund’s prospectus, statement of additional information and Part C.

The Fund is part of a master-feeder structure in which the Fund will invest all or substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”).  The Fund and the Master Fund have the same investment objectives, policies and strategies and therefore the registration statement on Form N-2 for the Master Fund (File No. 811-22403) contains cross-references to the Fund’s Registration Statement.

The Registration Statement is being filed pursuant to Section 8(b) of the 1940 Act.  However, interests in the Fund are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.

We would appreciate receiving any staff comments on the enclosed materials at your earliest convenience.

Pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Registration Statement; the electronic copy of the Registration Statement contains conformed signatures.  Because interests in the Fund will not be registered under the Securities Act there is no registration fee owed.

If you have any questions or comments concerning the Registration Statement, please contact David C. Heaton at (617) 526-6365 or me at (617) 526-6502, counsel to the Fund.

April 12, 2010
Page

Very truly yours,

/s/Timothy F. Silva
Timothy F. Silva

cc:        Peter H. Mattoon
             Adrian Ketri, Esq.
             David C. Heaton, Esq.